Segment Information - Identified Items (Details) - USD ($) $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Identified items included in Income/(loss) before taxation
Divestment gains/(losses)	$ 457	$ (106)	$ 143	$ 351	$ 154
Impairment reversals/(impairments)	(1,261)	(341)	(1,932)	(1,602)	(2,159)
Redundancy and restructuring	(119)	(44)	(211)	(164)	(284)
Fair value accounting of commodity derivatives and certain gas contracts	319	194	461	512	(619)
Other	(113)	(212)	(1,287)	(325)	(1,161)
Total identified items included in Income/(loss) before taxation	(717)	(510)	(2,826)	(1,227)	(4,070)
Less: Total identified items included in Taxation charge/(credit)	(369)	301	(157)	(68)	(761)
Identified items included in Income/(loss) for the period
Divestment gains/(losses)	458	(208)	135	250	131
Impairment reversals/(impairments)	(908)	(317)	(1,728)	(1,225)	(1,914)
Redundancy and restructuring	(88)	(24)	(147)	(112)	(200)
Fair value accounting of commodity derivatives and certain gas contracts	307	187	319	494	(576)
Impact of exchange rate movements and inflationary adjustments on tax balances	23	108	49	131	452
Other	(139)	(558)	(1,298)	(697)	(1,202)
Impact on Adjusted Earnings	(348)	(811)	(2,669)	(1,160)	(3,310)
Impact on Adjusted Earnings attributable to non-controlling interest	0	0	18	0	18
Impact on Adjusted Earnings attributable to Shell plc shareholders	(348)	(811)	(2,687)	(1,160)	(3,328)
Integrated Gas
Identified items included in Income/(loss) before taxation
Divestment gains/(losses)	63	(1)	2	62	(1)
Impairment reversals/(impairments)	(672)	0	(18)	(672)	(26)
Redundancy and restructuring	(7)	(1)	(9)	(8)	(10)
Fair value accounting of commodity derivatives and certain gas contracts	514	420	(102)	934	(1,169)
Other	0	(70)	(133)	(70)	(129)
Total identified items included in Income/(loss) before taxation	(102)	348	(260)	246	(1,336)
Less: Total identified items included in Taxation charge/(credit)	(203)	43	(40)	(160)	(197)
Identified items included in Income/(loss) for the period
Divestment gains/(losses)	54	0	1	53	0
Impairment reversals/(impairments)	(423)	0	(15)	(423)	(20)
Redundancy and restructuring	(4)	(1)	(6)	(5)	(6)
Fair value accounting of commodity derivatives and certain gas contracts	454	362	(98)	817	(985)
Impact of exchange rate movements and inflationary adjustments on tax balances	20	4	10	24	(17)
Other	0	(59)	(113)	(59)	(110)
Impact on Adjusted Earnings	101	306	(220)	407	(1,139)
Impact on Adjusted Earnings attributable to non-controlling interest	0	0	0	0	0
Impact on Adjusted Earnings attributable to Shell plc shareholders	101	306	(220)	407	(1,139)
Upstream
Identified items included in Income/(loss) before taxation
Divestment gains/(losses)	344	154	131	498	158
Impairment reversals/(impairments)	(3)	(21)	(80)	(24)	(176)
Redundancy and restructuring	(6)	(15)	(56)	(21)	(69)
Fair value accounting of commodity derivatives and certain gas contracts	1	(1)	(29)	0	(31)
Other	(65)	4	(181)	(61)	(143)
Total identified items included in Income/(loss) before taxation	271	121	(215)	392	(261)
Less: Total identified items included in Taxation charge/(credit)	(5)	378	(58)	373	(443)
Identified items included in Income/(loss) for the period
Divestment gains/(losses)	350	8	114	358	124
Impairment reversals/(impairments)	(2)	(15)	(67)	(17)	(169)
Redundancy and restructuring	(2)	(5)	(33)	(7)	(42)
Fair value accounting of commodity derivatives and certain gas contracts	0	0	(7)	0	(8)
Impact of exchange rate movements and inflationary adjustments on tax balances	22	132	(4)	154	408
Other	(92)	(377)	(160)	(469)	(131)
Impact on Adjusted Earnings	276	(257)	(157)	19	182
Impact on Adjusted Earnings attributable to non-controlling interest	0	0	0	0	0
Impact on Adjusted Earnings attributable to Shell plc shareholders	276	(257)	(157)	19	182
Marketing
Identified items included in Income/(loss) before taxation
Divestment gains/(losses)	(56)	(57)	(60)	(113)	(75)
Impairment reversals/(impairments)	(370)	10	(1,055)	(360)	(1,059)
Redundancy and restructuring	(57)	(9)	(69)	(66)	(90)
Fair value accounting of commodity derivatives and certain gas contracts	23	12	63	35	69
Other	0	0	10	0	33
Total identified items included in Income/(loss) before taxation	(460)	(44)	(1,111)	(504)	(1,123)
Less: Total identified items included in Taxation charge/(credit)	(106)	4	(286)	(102)	(290)
Identified items included in Income/(loss) for the period
Divestment gains/(losses)	(44)	(61)	(45)	(105)	(56)
Impairment reversals/(impairments)	(285)	6	(783)	(278)	(786)
Redundancy and restructuring	(44)	(1)	(50)	(45)	(65)
Fair value accounting of commodity derivatives and certain gas contracts	19	7	45	26	50
Impact of exchange rate movements and inflationary adjustments on tax balances	0	0	0	0	0
Other	0	0	7	0	25
Impact on Adjusted Earnings	(354)	(49)	(825)	(402)	(832)
Impact on Adjusted Earnings attributable to non-controlling interest	0	0	0	0	0
Impact on Adjusted Earnings attributable to Shell plc shareholders	(354)	(49)	(825)	(402)	(832)
Chemicals and Products
Identified items included in Income/(loss) before taxation
Divestment gains/(losses)	(9)	(15)	(8)	(24)	(17)
Impairment reversals/(impairments)	(78)	(293)	(619)	(371)	(797)
Redundancy and restructuring	(37)	(13)	(30)	(50)	(49)
Fair value accounting of commodity derivatives and certain gas contracts	61	(258)	211	(196)	(205)
Other	(1)	(101)	113	(102)	158
Total identified items included in Income/(loss) before taxation	(64)	(679)	(333)	(743)	(908)
Less: Total identified items included in Taxation charge/(credit)	(13)	(99)	165	(111)	48
Identified items included in Income/(loss) for the period
Divestment gains/(losses)	(7)	(12)	(6)	(19)	(13)
Impairment reversals/(impairments)	(62)	(277)	(708)	(339)	(860)
Redundancy and restructuring	(29)	(12)	(23)	(42)	(37)
Fair value accounting of commodity derivatives and certain gas contracts	49	(202)	156	(153)	(163)
Impact of exchange rate movements and inflationary adjustments on tax balances	0	0	0	0	0
Other	(1)	(77)	83	(78)	118
Impact on Adjusted Earnings	(51)	(581)	(499)	(631)	(956)
Impact on Adjusted Earnings attributable to non-controlling interest	0	0	18	0	18
Impact on Adjusted Earnings attributable to Shell plc shareholders	(51)	(581)	(517)	(631)	(974)
Renewables and Energy Solutions
Identified items included in Income/(loss) before taxation
Divestment gains/(losses)	119	(187)	79	(68)	89
Impairment reversals/(impairments)	(138)	(38)	(161)	(176)	(102)
Redundancy and restructuring	(1)	(9)	(45)	(10)	(60)
Fair value accounting of commodity derivatives and certain gas contracts	(280)	20	318	(260)	717
Other	0	(46)	7	(46)	24
Total identified items included in Income/(loss) before taxation	(300)	(260)	198	(559)	668
Less: Total identified items included in Taxation charge/(credit)	(55)	(54)	87	(110)	167
Identified items included in Income/(loss) for the period
Divestment gains/(losses)	108	(143)	71	(35)	77
Impairment reversals/(impairments)	(136)	(31)	(155)	(167)	(78)
Redundancy and restructuring	0	(7)	(33)	(7)	(44)
Fair value accounting of commodity derivatives and certain gas contracts	(217)	20	223	(196)	529
Impact of exchange rate movements and inflationary adjustments on tax balances	0	0	0	0	0
Other	0	(45)	5	(45)	18
Impact on Adjusted Earnings	(245)	(205)	112	(450)	501
Impact on Adjusted Earnings attributable to non-controlling interest	0	0	0	0	0
Impact on Adjusted Earnings attributable to Shell plc shareholders	(245)	(205)	112	(450)	501
Corporate
Identified items included in Income/(loss) before taxation
Divestment gains/(losses)	(4)	0	0	(4)	0
Impairment reversals/(impairments)	0	0	0	0	0
Redundancy and restructuring	(12)	4	(2)	(9)	(7)
Fair value accounting of commodity derivatives and certain gas contracts	0	0	0	0	0
Other	(47)	0	(1,103)	(47)	(1,103)
Total identified items included in Income/(loss) before taxation	(63)	4	(1,105)	(59)	(1,111)
Less: Total identified items included in Taxation charge/(credit)	14	29	(25)	43	(45)
Identified items included in Income/(loss) for the period
Divestment gains/(losses)	(3)	0	0	(3)	0
Impairment reversals/(impairments)	0	0	0	0	0
Redundancy and restructuring	(8)	2	(1)	(6)	(5)
Fair value accounting of commodity derivatives and certain gas contracts	0	0	0	0	0
Impact of exchange rate movements and inflationary adjustments on tax balances	(19)	(28)	43	(47)	61
Other	(47)	0	(1,122)	(47)	(1,122)
Impact on Adjusted Earnings	(77)	(26)	(1,080)	(102)	(1,066)
Impact on Adjusted Earnings attributable to non-controlling interest	0	0	0	0	0
Impact on Adjusted Earnings attributable to Shell plc shareholders	$ (77)	$ (26)	$ (1,080)	$ (102)	(1,066)
Reclassification adjustments on hedges of net investments in foreign operations, net of tax					$ 1,122